Equity-settled share-based payments - Summary of Options (Details)	12 Months Ended
	Dec. 31, 2023 shares AmericanDepositaryShares £ / shares	Dec. 31, 2023 AmericanDepositaryShares £ / shares	Dec. 31, 2023 AmericanDepositaryShares $ / shares £ / shares	Dec. 31, 2023 AmericanDepositaryShares £ / shares	Dec. 31, 2022 shares AmericanDepositaryShares £ / shares	Dec. 31, 2022 AmericanDepositaryShares £ / shares	Dec. 31, 2022 AmericanDepositaryShares £ / shares $ / shares	Dec. 31, 2022 AmericanDepositaryShares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares £ / shares	Dec. 31, 2021 shares AmericanDepositaryShares £ / shares	Dec. 31, 2023 AmericanDepositaryShares $ / shares	Dec. 31, 2022 AmericanDepositaryShares $ / shares
Equity Settled Share Based Payments [Abstract]
At January 1, 2023	11,571,487			3,857,162	8,052,699			2,684,233	6,768,894
Options granted	7,703,826			2,567,942	5,821,131			1,940,377	2,259,153
Options forfeited	(1,474,443)			(871,309)				(709,531)	(563,541)
Options exercised	(807,927)			(269,309)				(57,917)	(411,807)
At December 31, 2023	15,853,459			5,284,486	11,571,487			3,857,162	8,052,699			2,684,233
Exercisable at the year-end	2,420,614	2,420,614	2,420,614	2,420,614	1,889,460	1,889,460	1,889,460	1,889,460	2,503,504	2,503,504	2,503,504	2,503,504	2,420,614	1,889,460
Outstanding balance, Weighted Average Exercise price | (per share)		£ 1,248.95	$ 15.1			£ 329.74	$ 7.32			£ 226.83
Outstanding balance, Weighted Average Exercise price		403.63				605.63
Granted during the year, Weighted Average Exercise price | (per share)		374.49	14.01			1,844.41	22.3			554.6
Lapsed or forfeited during the year, Weighted Average Exercise Price | (per share)		494.51	18.5			2,419.76	29.25			146.02
Exercised during the year, Weighted Average Exercise Price | (per share)		50.52	1.89			265.05	3.2			116.62
Outstanding balance, Weighted Average Exercise Price | (per share)		395.61	$ 14.8			1,248.95	$ 15.1			329.74	$ 7.32
Exercisable at the year-end, Weighted Average Exercise Price | (per share)	£ 383.31	£ 383.31	$ 383.31	£ 383.31	£ 1,095.01	£ 1,095.01	$ 1,095.01	£ 1,095.01	£ 263.45	£ 263.45	$ 263.45	£ 263.45	$ 14.34	$ 13.24